CitizensSelect Funds
-Dreyfus Prime Money Market Fund

-Dreyfus Institutional Preferred Treasury Money Market Fund

Incorporated herein by reference are the definitive versions of the prospectuses for Dreyfus Prime Money Market Fund (A shares) and Dreyfus Institutional Preferred Treasury Money Market Fund (Institutional Shares) and the Statement of Additional Information filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 3, 2016 (SEC Accession No. 0001167368-16-000071).